Pensions And Other Postemployment Benefits (Change In Certain Assumptions For Projected Benefit Obligations, Associated Expense And Other Comprehensive Loss) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012 BasisPoint
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in discount rate	25
25 bp decrease in return on assets rate	25
25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in discount rate	25
25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	25
25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	25
25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
25 bp decrease in return on assets rate	25